Share Capital - Summary of Stock Option Awards (Details) - 12 months ended Apr. 30, 2023 $ / shares in Units, $ in Thousands		CAD ($) shares yr $ / shares	CAD ($) shares yr $ / shares
May 9, 2021 | Strategic board members
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	[1]	May 9, 2021	May 9, 2021
Stock options granted | shares	[1]	10,000	10,000
Exercisable price/option	[1],[2]	$ 7.72
Awarded to	[1]	Strategic Board Members	Strategic Board Members
Share price on grant date	[1]		$ 9.42
Dividend yield	[1]	0.00%	0.00%
Expected volatility	[1]	78.00%	78.00%
Risk- free rate	[1]	0.70%	0.70%
Expected life | yr	[1]	5.0	5.0
Fair value | $	[1]	$ 60	$ 60
June 13, 2021 | Consultant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	[3]	June 13, 2021	June 13, 2021
Stock options granted | shares	[3]	43,750	43,750
Exercisable price/option	[2],[3]	$ 7.14
Awarded to	[3]	Consultant	Consultant
Share price on grant date	[3]		$ 8.63
Dividend yield	[3]	0.00%	0.00%
Expected volatility	[3]	78.00%	78.00%
Risk- free rate	[3]	0.71%	0.71%
Expected life | yr	[3]	3.0	3.0
Fair value | $	[3]	$ 200	$ 200
August 7, 2021 | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	[4]	August 7, 2021	August 7, 2021
Stock options granted | shares	[4]	45,000	45,000
Exercisable price/option	[4]		$ 9.19
Awarded to	[4]	Employees	Employees
Share price on grant date	[4]		$ 9.19
Dividend yield	[4]	0.00%	0.00%
Expected volatility	[4]	79.00%	79.00%
Risk- free rate	[4]	0.80%	0.80%
Expected life | yr	[4]	5.0	5.0
Fair value | $	[4]	$ 300	$ 300
January 2, 2022 | Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	[5]	January 2, 2022	January 2, 2022
Stock options granted | shares	[5]	28,250	28,250
Exercisable price/option	[5]		$ 6.89
Awarded to	[5]	Directors	Directors
Share price on grant date	[5]		$ 6.89
Dividend yield	[5]	0.00%	0.00%
Expected volatility	[5]	77.00%	77.00%
Risk- free rate	[5]	1.18%	1.18%
Expected life | yr	[5]	4.0	4.0
Fair value | $	[5]	$ 100	$ 100
January 7, 2022 | Officers and employee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	[4]	January 7, 2022	January 7, 2022
Stock options granted | shares	[4]	225,000	225,000
Exercisable price/option	[4]		$ 7.94
Awarded to	[4]	Officers and employees	Officers and employees
Share price on grant date	[4]		$ 7.94
Dividend yield	[4]	0.00%	0.00%
Expected volatility	[4]	77.00%	77.00%
Risk- free rate	[4]	1.42%	1.42%
Expected life | yr	[4]	5.0	5.0
Fair value | $	[4]	$ 1,100	$ 1,100
January 7, 2022 | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	[4]	January 7, 2022	January 7, 2022
Stock options granted | shares	[4]	113,000	113,000
Exercisable price/option	[4]		$ 7.94
Awarded to	[4]	Employees	Employees
Share price on grant date	[4]		$ 7.94
Dividend yield	[4]	0.00%	0.00%
Expected volatility	[4]	77.00%	77.00%
Risk- free rate	[4]	1.42%	1.42%
Expected life | yr	[4]	4.7	4.7
Fair value | $	[4]	$ 500	$ 500
January 13, 2022 | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	[4]	January 13, 2022	January 13, 2022
Stock options granted | shares	[4]	24,000	24,000
Exercisable price/option	[4]		$ 8.30
Awarded to	[4]	Employees	Employees
Share price on grant date	[4]		$ 8.30
Dividend yield	[4]	0.00%	0.00%
Expected volatility	[4]	77.00%	77.00%
Risk- free rate	[4]	1.43%	1.43%
Expected life | yr	[4]	4.7	4.7
Fair value | $	[4]	$ 100	$ 100
January 13, 2022 | Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	[6]	January 13, 2022	January 13, 2022
Stock options granted | shares	[6]	15,000	15,000
Exercisable price/option	[6]		$ 8.30
Awarded to	[6]	Officer	Officer
Share price on grant date	[6]		$ 8.30
Dividend yield	[6]	0.00%	0.00%
Expected volatility	[6]	77.00%	77.00%
Risk- free rate	[6]	1.43%	1.43%
Expected life | yr	[6]	1.0	1.0
Fair value | $	[6]	$ 40	$ 40
March 11, 2022 | Consultant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	[7]	March 11, 2022	March 11, 2022
Stock options granted | shares	[7]	25,000	25,000
Exercisable price/option	[7]		$ 6.35
Awarded to	[7]	Consultant	Consultant
Share price on grant date	[7]		$ 4.67
Dividend yield	[7]	0.00%	0.00%
Expected volatility	[7]	76.00%	76.00%
Risk- free rate	[7]	1.77%	1.77%
Expected life | yr	[7]	2.0	2.0
Fair value | $	[7]	$ 30	$ 30
May 15, 2022 | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	[4]	May 15, 2022	May 15, 2022
Stock options granted | shares	[4]	80,000	80,000
Exercisable price/option	[4]		$ 5.79
Awarded to	[4]	Employees	Employees
Share price on grant date	[4]		$ 3.79
Dividend yield	[4]	0.00%	0.00%
Expected volatility	[4]	77.00%	77.00%
Risk- free rate	[4]	2.73%	2.73%
Expected life | yr	[4]	5.0	5.0
Fair value | $	[4]	$ 300	$ 300
February 19, 2023 | Officers and employee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	[4]	February 19, 2023	February 19, 2023
Stock options granted | shares	[4]	609,452	609,452
Exercisable price/option	[2],[4]	$ 4.10
Awarded to	[4]	Officers and employees	Officers and employees
Share price on grant date	[2],[4]	$ 4.10
Dividend yield	[4]	0.00%	0.00%
Expected volatility	[4]	77.00%	77.00%
Risk- free rate	[4]	3.57%	3.57%
Expected life | yr	[4]	5.0	5.0
Fair value | $	[4]	$ 2,200	$ 2,200
February 19, 2023 | Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	[5]	February 19, 2023	February 19, 2023
Stock options granted | shares	[5]	29,060	29,060
Exercisable price/option	[2],[5]	$ 4.10
Awarded to	[5]	Directors	Directors
Share price on grant date	[2],[5]	$ 4.10
Dividend yield	[5]	0.00%	0.00%
Expected volatility	[5]	77.00%	77.00%
Risk- free rate	[5]	3.57%	3.57%
Expected life | yr	[5]	4.0	4.0
Fair value | $	[5]	$ 100	$ 100

[1]	Vesting conditions are as follows: one-third one year after grant date; one-third two years after grand date; and one-third three years after grant date.
[2]	Priced in US dollars
[3]	The option vested immediately.
[4]	Vesting conditions are as follows: one-third 6 months after grant date; one-third 12 months after grant date; and one-third 18 months after grant date.
[5]	Vesting conditions are as follows: one-quarter 3 months after grant date; one-quarter 6 months after grant date; one-quarter 9 months after grant date; and one-quarter 12 months after grant date.
[6]	Vesting conditions are as follows: one-third 2 months after grant date; one-third 4 months after grant date; and one-third 6 months after grant date.
[7]	Vesting conditions are as follows: one-half 3 months after grant date; one-half 6 months after grant date.